Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 77,104,685.32
Previously Paid Amount	0.00
Total Fee Amount	10,648.16
Total Offset Amount	0.00
Net Fee	$ 10,648.16